ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ACCRUED EXPENSES
ACCRUED EXPENSES

Note 5 - Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	As of
	March 31, 2026	December 31, 2025
Accrued compensation and benefits	$838	$760
Accrued audit and tax services	166	67
Accrued legal and professional	320	172
Accrued transaction costs	2,327	1,423
Accrued other	477	559
Total accrued expenses	$4,128	$2,981

NOTE 5 - ACCRUED EXPENSES

Accrued expenses consisted of the following (in thousands):

	As of December 31,
	2025	2024
Accrued compensation and benefits	$760	$1,066
Accrued audit and tax services	67	140
Accrued legal and professional	172	29
Accrued transaction costs	1,423	—
Accrued other	559	788
Total accrued expenses	$2,981	$2,023